Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Goodwill impairment loss	$ 7,571,000	$ 14,789,000
Impairment of goodwill, cumulative	31,000,000	23,400,000
Goodwill, net	0	7,673,000	$ 6,588,000
Amortization expense	$ 6,100,000	5,100,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	other long-lived assets
Discontinued Operations
Goodwill [Line Items]
Goodwill impairment loss	$ 5,540,000	11,896,000
Goodwill, net	0	5,546,000
Amortization expense	3,900,000	3,000,000
Shoom
Goodwill [Line Items]
Goodwill impairment loss	1,200,000	1,200,000
Goodwill, net	0	0
Saves
Goodwill [Line Items]
Goodwill impairment loss	700,000
Impairment loss of long-lived assets	1,500,000
Indoor Intelligence
Goodwill [Line Items]
Goodwill impairment loss	29,100,000	$ 22,200,000
Impairment loss of long-lived assets	$ 3,100,000
Valuation, Income Approach
Goodwill [Line Items]
Reporting unit, measurement input	0.50
Valuation, Market Approach
Goodwill [Line Items]
Reporting unit, measurement input	0.50